Equity and Other Equity Items (Tables)	12 Months Ended
Mar. 31, 2019
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Total Number of Shares Authorized to be Issued and Shares Outstanding

The total number of shares authorized to be issued and shares outstanding are as follows:

	Number of shares authorized to be issued (Thousands)	Number of shares outstanding (Thousands)
As of March 31, 2017	2,000,000	950,321
Changes	—	—
As of March 31, 2018	2,000,000	950,321
Changes	—	—
As of March 31, 2019	2,000,000	950,321

Total Number of Treasury Stock Held

The total number of treasury stock held by the Group is as follows:

Number of shares (Thousands)
As of March 31, 2017	67,674
Changes	36
As of March 31, 2018	67,710
Changes	(37,912)
As of March 31, 2019	29,797